Short-Term Borrowed Funds - Summary of Short-Term Borrowed Funds (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 5,758,000	$ 4,685,000
Short-term borrowed funds, weighted average rates at year end	1.59%	1.01%
Short-term borrowed funds, average balance during year	$ 4,898,000	$ 4,830,000
Short-term borrowed funds, weighted average rate during year	1.32%	0.88%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year	$ 2,000	$ 2,000
Short-term borrowed funds, weighted average rate during year	0.79%	0.79%
Master Notes and Other Short Term Borrowing [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 3,396,000	$ 3,674,000
Short-term borrowed funds, weighted average rates at year end	0.25%	0.25%
Short-term borrowed funds, average balance during year	$ 3,280,000	$ 4,250,000
Short-term borrowed funds, weighted average rate during year	0.25%	0.44%
Short-term borrowed funds, maximum month-end balance	$ 7,736,000	$ 4,640,000
Notes Payable [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 12,000	$ 11,000
Short-term borrowed funds, weighted average rates at year end	6.00%	6.00%
Short-term borrowed funds, average balance during year	$ 18,000	$ 11,000
Short-term borrowed funds, weighted average rate during year	6.00%	6.00%
Short-term borrowed funds, maximum month-end balance	$ 12,000	$ 11,000
Short-term Line of Credit [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 2,350,000	$ 1,000,000
Short-term borrowed funds, weighted average rates at year end	3.50%	3.75%
Short-term borrowed funds, average balance during year	$ 1,598,000	$ 57,000
Short-term borrowed funds, weighted average rate during year	3.51%	3.75%
Short-term borrowed funds, maximum month-end balance	$ 2,350,000	$ 1,000,000
Short-term Advances from FHLB [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, weighted average rates at year end	0.00%	0.00%
Short-term borrowed funds, average balance during year		$ 510,000
Short-term borrowed funds, weighted average rate during year	0.00%	4.08%
Short-term borrowed funds, maximum month-end balance		$ 1,500,000